Unusual or Infrequent Items Impacting Quarterly Results	12 Months Ended
Sep. 30, 2016
Unusual or Infrequent Items, or Both [Abstract]
Unusual or Infrequent Items Impacting Quarterly Results

16.	Unusual or Infrequent Items Impacting Quarterly Results.

In January 2015 the Company prepaid the $1,314,000 remaining principal balance on 8.55% and 7.95% mortgages. The prepayment penalty of $116,000 is included in interest expense. The remaining deferred loan costs of $15,000 were also included in interest expense.

Costs of operations for the land development and construction segment for the quarter ending December 31, 2015 includes a $3,000,000 positive benefit from settlement of environmental claims against our former tenant at the Riverfront on the Anacostia property (see Note 13).

Gain on investment land sold for the quarter ending December 31, 2015 includes $6,277,000 gain on the sale of phase 2 of Windlass Run residential property.

Costs of operations for the land development and construction segment for the quarter ending June 30, 2016 includes a $2,000,000 expense for estimated environmental remediation liability on Phase II of the Riverfront on the Anacostia property (see Note 13).